Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Current assets
Cash and cash equivalents	$ 4,383,289	$ 88,841,826	$ 3,391,867	$ 68,747,376	$ 64,414,511	$ 76,506,447
Trade and other accounts receivable, derivative financial instruments and other current assets		262,142,905		357,757,378
Accounts receivable—inter-company		0		0
Inventories	4,369,878	88,569,989		112,035,992
Total current assets	21,686,807	439,554,720		538,540,746
Long-term receivables—intercompany		0		0
Investments in associates	132,865	2,692,938		1,854,803
Wells, pipelines, properties, plant and equipment, net	81,434,196	1,650,532,712		1,482,322,166
Loans and advances	50,413	1,021,778		1,179,706
Rights of use assets	2,070,452	41,964,533		43,203,180	49,520,847
Deferred taxes	347,021	7,033,529		169,914,720
Intangible assets	843,104	17,088,277		20,350,819
Government Bonds	1,042,777	21,135,321		35,495,104
Other assets	1,368,086	27,728,775		10,614,092
Total assets	108,975,721	2,208,752,583		2,303,475,336
Current liabilities
Current portion of long-term debt	20,979,486	425,218,517		477,221,594
Accounts payable—inter-company		0		0
Other current liabilities		782,304,864		646,496,067
Total current liabilities	59,576,944	1,207,523,381		1,123,717,661
Long-term debt	76,649,435	1,553,553,738		1,317,248,763
Long-term payables—inter-company		0		0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,431,451,200		1,515,487,722
Total liabilities	206,851,505	4,192,528,319		3,956,454,146
Total equity (deficit)	(97,875,784)	(1,983,775,736)		(1,652,978,810)	(1,768,822,225)	(2,170,000,783)
Total liabilities and equity (deficit)	$ 108,975,721	2,208,752,583		2,303,475,336
Eliminations
Current assets
Cash and cash equivalents		0
Accounts receivable—inter-company		(3,656,579,015)		(3,073,564,574)
Total current assets		(3,656,579,015)		(3,073,564,574)
Long-term receivables—intercompany		(1,458,417,100)		(1,256,080,996)
Investments in associates		1,007,884,803		689,978,053
Total assets		(4,107,111,312)		(3,639,667,517)
Current liabilities
Accounts payable—inter-company		(3,656,493,049)		(3,073,494,285)
Total current liabilities		(3,656,493,049)		(3,073,494,285)
Long-term payables—inter-company		(1,458,503,066)		(1,256,151,284)
Total liabilities		(5,114,996,115)		(4,329,645,569)
Total equity (deficit)		1,007,884,803		689,978,052
Total liabilities and equity (deficit)		(4,107,111,312)		(3,639,667,517)
Petróleos Mexicanos
Current assets
Cash and cash equivalents		41,665,854		21,332,062	14,809,052	34,690,405
Trade and other accounts receivable, derivative financial instruments and other current assets		30,683,735		44,210,424
Accounts receivable—inter-company		1,965,995,495		1,779,552,352
Inventories		1,241,752		1,657,768
Total current assets		2,039,586,836		1,846,752,606
Long-term receivables—intercompany		1,457,697,966		1,255,133,079
Investments in associates		(1,659,731,734)		(1,193,893,056)
Wells, pipelines, properties, plant and equipment, net		7,156,628		6,883,032
Rights of use assets		480,916		1,054,650
Deferred taxes				53,872,835
Intangible assets		63,772		30,385
Government Bonds		21,135,321		35,495,104
Other assets		2,147,391
Total assets		1,868,537,096		2,005,328,635
Current liabilities
Current portion of long-term debt		356,212,915		407,016,329
Accounts payable—inter-company		1,572,341,074		1,611,866,944
Other current liabilities		122,034,531		49,017,649
Total current liabilities		2,050,588,520		2,067,900,922
Long-term debt		1,494,800,312		1,255,500,049
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		306,649,614		334,789,836
Total liabilities		3,852,038,446		3,658,190,807
Total equity (deficit)		(1,983,501,350)		(1,652,862,172)
Total liabilities and equity (deficit)		1,868,537,096		2,005,328,635
Subsidiary guarantors
Current assets
Cash and cash equivalents		5,143,459		8,121,798	11,293,134	6,157,870
Trade and other accounts receivable, derivative financial instruments and other current assets		132,539,268		223,619,697
Accounts receivable—inter-company		1,434,224,881		1,084,854,020
Inventories		54,405,081		68,635,820
Total current assets		1,626,312,689		1,385,231,335
Investments in associates		378,134,429		273,172,532
Wells, pipelines, properties, plant and equipment, net		1,221,547,573		1,152,610,684
Loans and advances		691,787		998,352
Rights of use assets		38,376,000		38,529,258
Deferred taxes				108,283,638
Intangible assets		15,767,890		19,267,774
Other assets		2,686,655		2,223,837
Total assets		3,283,517,023		2,980,317,410
Current liabilities
Current portion of long-term debt		2,417,693		17,773,661
Accounts payable—inter-company		1,920,859,946		1,353,441,870
Other current liabilities		570,830,329		491,387,451
Total current liabilities		2,494,107,968		1,862,602,982
Long-term debt		18,785,937		17,755,058
Long-term payables—inter-company		1,457,697,966		1,255,133,079
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,105,032,236		1,162,988,573
Total liabilities		5,075,624,107		4,298,479,692
Total equity (deficit)		(1,792,107,084)		(1,318,162,282)
Total liabilities and equity (deficit)		3,283,517,023		2,980,317,410
Non-guarantor subsidiaries
Current assets
Cash and cash equivalents		42,032,513		39,293,516	$ 38,312,325	$ 35,658,172
Trade and other accounts receivable, derivative financial instruments and other current assets		98,919,902		89,927,257
Accounts receivable—inter-company		256,358,639		209,158,202
Inventories		32,923,156		41,742,404
Total current assets		430,234,210		380,121,379
Long-term receivables—intercompany		719,134		947,917
Investments in associates		276,405,440		232,597,274
Wells, pipelines, properties, plant and equipment, net		421,828,511		322,828,450
Loans and advances		329,991		181,354
Rights of use assets		3,107,617		3,619,272
Deferred taxes		7,033,529		7,758,247
Intangible assets		1,256,615		1,052,660
Other assets		22,894,729		8,390,255
Total assets		1,163,809,776		957,496,808
Current liabilities
Current portion of long-term debt		66,587,909		52,431,604
Accounts payable—inter-company		163,292,029		108,185,471
Other current liabilities		89,440,004		106,090,967
Total current liabilities		319,319,942		266,708,042
Long-term debt		39,967,489		43,993,656
Long-term payables—inter-company		805,100		1,018,205
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		19,769,350		17,709,313
Total liabilities		379,861,881		329,429,216
Total equity (deficit)		783,947,895		628,067,592
Total liabilities and equity (deficit)		$ 1,163,809,776		$ 957,496,808